Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Match Bio Therapies [Member]
Related Party Transaction [Line Items]
Expenses paid to related party	$ 0.3	$ 0.7
Match Bio Therapies [Member] | Accounts Payable, Accrued Expenses and Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Amounts owed to related party	0.1	0.2
Match Bio Therapies [Member] | Prepaid Expenses and Other Current Assets [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Prepaid expense and other current assets related parties		$ 0.1
License Agreement [Member] | Material Transfer and Evaluation Agreement [Member]
Related Party Transaction [Line Items]
Expenses paid to related party	4.6
License Agreement [Member] | Material Transfer and Evaluation Agreement [Member] | Accounts Payable, Accrued Expenses and Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Amounts owed to related party	$ 0.1